Short-Term Borrowngs (Details) - Schedule of Short-Term Borrowngs - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Short-Term Borrowngs [Abstract]
Short-term borrowings from financial institutions other than banks	$ 4,866,616	$ 671,355
Short-term borrowings from banks	2,792,400	2,213,164
Short-term borrowings	$ 7,659,016	$ 2,884,519